Current Taxes and Deferred Taxes - Schedule of Nominal Tax Rates of Countries Where Consolidated Subsidiaries Located (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Rate	27.00%	27.00%
Chile [member]
Disclosure of geographical areas [line items]
Rate	27.00%	27.00%
Colombia [member]
Disclosure of geographical areas [line items]
Rate	34.00%	36.00%
United States [member]
Disclosure of geographical areas [line items]
Rate	24.10%	25.30%